Financial Instruments and Risk Management (Fair Value of Financial Instruments) (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Carrying amount [Member]
Disclosure of financial instruments [Line Items]
Loans bearing fixed interest	[1]	$ 337	$ 339
Notes and debentures issued		1,741	1,869
Carrying amount [Member] | Marketable [Member]
Disclosure of financial instruments [Line Items]
Notes and debentures issued	[2]	1,208	1,335
Carrying amount [Member] | Non marketable [Member]
Disclosure of financial instruments [Line Items]
Notes and debentures issued	[3]	196	195
Fair value [Member]
Disclosure of financial instruments [Line Items]
Loans bearing fixed interest	[1]	306	302
Notes and debentures issued		1,618	1,763
Fair value [Member] | Marketable [Member]
Disclosure of financial instruments [Line Items]
Notes and debentures issued	[2]	1,118	1,270
Fair value [Member] | Non marketable [Member]
Disclosure of financial instruments [Line Items]
Notes and debentures issued	[3]	$ 194	$ 191

[1]	The fair value of the Israeli Shekel and Euro loans issued bearing fixed interest is based on calculation of the present value of the cash flows in respect of the principal and the interest and is discounted at the market interest rates on the measurement date for similar loans having similar characteristics and is classified as Level 2 in the fair value hierarchy. The average discount interest as of December 31, 2023 for the Israeli Shekel and Euro loans was 5.5%, 5.3% respectively (December 31, 2022 for the Israeli Shekel and Euro loans 5.2%, 4.9% respectively).
[2]	The fair value of the marketable debentures is based on the quoted stock exchange price and is classified as Level 1 in the fair value hierarchy.
[3]	The fair value of the non‑marketable debentures is based on calculation of the present value of the cash flows in respect of the principal and the interest and is discounted at the SOFR rate customary in the market for similar loans having similar characteristics and is classified as Level 2 in the fair value hierarchy. The average discount interest as of December 31, 2023 was 8.1% (December 31, 2022 – 7%).